Property and Equipment - Carrying amount of property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 14,361
Ending balance	17,196	$ 14,361
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46,863	59,623
Additions	15,008	2,944
Lease modifications	(6,765)	(5,348)
Disposals	(8,460)	(583)
Effect of hyperinflationary economies	180	587
Effect of translation	(5,804)	(10,360)
Ending balance	41,022	46,863
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(32,502)	(31,125)
Lease modifications	6,235	3,389
Disposals	7,274	300
Effect of hyperinflationary economies		(371)
Effect of translation	3,416	5,046
Depreciation charge	(8,159)	(9,741)
Impairments	(90)
Ending balance	(23,826)	(32,502)
Property, plant and equipment | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	634
Ending balance	1,108	634
Property, plant and equipment | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,483	2,827
Additions	1,081	141
Lease modifications	0	0
Disposals	(1,360)	(127)
Effect of hyperinflationary economies	(2)	13
Effect of translation	(193)	(371)
Ending balance	2,009	2,483
Property, plant and equipment | Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,849)	(1,908)
Lease modifications	0	0
Disposals	1,105	59
Effect of hyperinflationary economies		(12)
Effect of translation	120	282
Depreciation charge	(260)	(270)
Impairments	(17)
Ending balance	(901)	(1,849)
Property, plant and equipment | Technical equipment and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,067
Ending balance	1,902	2,067
Property, plant and equipment | Technical equipment and machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,263	6,202
Additions	1,360	196
Lease modifications	0	0
Disposals	(1,846)	(80)
Effect of hyperinflationary economies	56	92
Effect of translation	(599)	(1,147)
Ending balance	4,234	5,263
Property, plant and equipment | Technical equipment and machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,196)	(2,771)
Lease modifications	0	0
Disposals	1,449	44
Effect of hyperinflationary economies		(6)
Effect of translation	269	462
Depreciation charge	(854)	(925)
Impairments	0
Ending balance	(2,332)	(3,196)
Property, plant and equipment | Transportation equipment, office equipment and other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,406
Ending balance	3,120	5,406
Property, plant and equipment | Transportation equipment, office equipment and other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,524	22,208
Additions	1,293	1,577
Lease modifications	0	0
Disposals	(5,254)	(376)
Effect of hyperinflationary economies	66	482
Effect of translation	(2,896)	(5,367)
Ending balance	11,733	18,524
Property, plant and equipment | Transportation equipment, office equipment and other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13,118)	(12,665)
Lease modifications	9	0
Disposals	4,720	197
Effect of hyperinflationary economies		(353)
Effect of translation	1,948	3,045
Depreciation charge	(2,158)	(3,342)
Impairments	(14)
Ending balance	(8,613)	(13,118)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,254
Ending balance	11,066	6,254
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	20,593	28,386
Additions	11,274	1,030
Lease modifications	(6,765)	(5,348)
Disposals	0	0
Effect of hyperinflationary economies	60	0
Effect of translation	(2,116)	(3,475)
Ending balance	23,046	20,593
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(14,339)	(13,781)
Lease modifications	6,226	3,389
Disposals	0	0
Effect of hyperinflationary economies		0
Effect of translation	1,079	1,257
Depreciation charge	(4,887)	(5,204)
Impairments	(59)
Ending balance	$ (11,980)	$ (14,339)